FORWARD FUNDS

Supplement dated October 1, 2014

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Investment Grade

Fixed-Income Fund (“No-Load Summary Prospectus”), Forward Funds Investor Class and Institutional

Class Prospectus (“No-Load Prospectus”), and Forward Funds Class Z Prospectus (“Class Z Prospectus”)

each dated May 1, 2014, as supplemented

The following information applies to the Forward Investment Grade Fixed-Income Fund (the “Fund”) only:

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on September 15, 2014, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved, on behalf of the Fund effective December 1, 2014: (i) changes to the principal investment strategies and principal risks of the Fund; (ii) the termination of the Investment Sub-Advisory Agreement among Forward Management, LLC, the investment advisor (“Forward Management”), the Trust and Pacific Investment Management Company LLC (“PIMCO”); (iii) changes to the advisory arrangement of the Fund; and (iv) the introduction of expense limits for the Fund.

Changes to Principal Investment Strategies

Effective December 1, 2014, the section titled “Principal Investment Strategies” in the Fund’s “Fund Summary” section in each of the prospectuses shall be replaced in its entirety to read as follows:

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in investment grade, debt securities or synthetic or other instruments that have similar economic characteristics to investment grade debt securities. The Fund primarily invests in exchange-traded funds (“ETFs”), and can opportunistically invest in swaps and futures, that provide exposures to U.S. corporate bonds, U.S. Government or agency securities and mortgage-backed and asset-backed securities that are of investment grade quality. The Fund’s duration will typically be within two years of the Fund’s benchmark, the Barclays U.S. Government/Credit Bond Index (the “Benchmark”). Duration is the measure of price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of June 30, 2014, the Benchmark’s duration was 5.79.

The investment process involves an assessment of the Benchmark and identifying the best way to achieve the market exposures of the Benchmark while also trying to balance trading efficiency, low costs, high liquidity, and the need for current income. The portfolio management team will keep portfolio characteristics within a moderate range around the Benchmark’s targets.

Addition of Principal Risk

Effective December 1, 2014, the following principal risks shall be added to the section titled “Principal Risks” in the Fund’s “Fund Summary” section in each of the prospectuses:

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

In addition, effective December 1, 2014, the information concerning the following principal risk with respect to the Fund as contained in the table identifying the principal and non-principal risks of the Forward Funds on pages 130-31 of the No-Load Prospectus and pages 33-34 of the Class Z Prospectus shall be revised to read as follows:

Risks:	Forward Investment Grade Fixed-Income Fund
Exchange-Traded Funds	P

Change of Advisory Arrangement of the Fund

Effective December 1, 2014, PIMCO will cease serving as the Fund’s sub-advisor and Forward Management will assume direct management responsibility with respect to the Fund. Accordingly, effective December 1, 2014, all references in the prospectuses to PIMCO acting as sub-advisor for the Fund shall be deleted.

Additionally, effective December 1, 2014, all references in the prospectuses to Mohit Mital as the portfolio manager of the Fund shall be deleted.

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Effective December 1, 2014, the following paragraph shall replace the second paragraph under the heading “Performance Information” in the Fund’s “Fund Summary” section in each of the prospectuses:

On December 1, 2014, Forward Management assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before December 1, 2014 represent performance of the prior sub-advisors to the Fund.

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In addition, effective December 1, 2014, the section titled “Investment Advisor/Portfolio Manager” in the Fund’s “Fund Summary” section in each of the prospectuses shall be replaced in its entirety to read as follows:

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Nathan J. Rowader, Director of Investments, and David Janec, Portfolio Manager. Mr. Rowader leads the Fund’s investment team. Messrs. Rowader and Janec have managed the Fund since December 2014.

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Effective December 1, 2014, the third sentence of the second paragraph under the section titled “Management of the Funds – Investment Advisor/Portfolio Managers” on page 141 of the No-Load Prospectus shall be revised to read as follows:

Forward Management directly manages the assets of the Allocation Funds, Forward Commodity Long/Short Strategy Fund, Forward Core Strategy Long/Short Fund, Forward Dynamic Income Fund, Forward Emerging Markets Fund, Forward Endurance Long/Short Fund, Forward Floating NAV Short Duration Fund, Forward Frontier Strategy Fund, Forward Global Dividend Fund, Forward Global Infrastructure Fund, Forward International Dividend Fund, Forward Investment Grade Fixed-Income Fund, Forward International Real Estate Fund, Forward Managed Futures Strategy Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Select Opportunity Fund, Forward Small Cap Equity Fund, Forward Tactical Enhanced Fund, Forward Total MarketPlus Fund, Forward U.S. Government Money Fund, and the cash portion of the Forward International Small Companies Fund without the use of a sub-advisor, and has delegated this authority to the sub-advisors for the balance of the Funds.

Effective December 1, 2014, the third sentence of the second paragraph under the section titled “Management of the Funds – Investment Advisor/Portfolio Managers” on page 43 of the Class Z Prospectus shall be revised to read as follows:

Forward Management directly manages the assets of the Forward Commodity Long/Short Strategy Fund, Forward Floating NAV Short Duration Fund, Forward Frontier Strategy Fund, Forward Investment Grade Fixed-Income Fund, Forward Managed Futures Strategy Fund, Forward Total MarketPlus Fund, and Forward U.S. Government Money Fund without the use of a sub-advisor, and has delegated this authority to the sub-advisors for the balance of the Funds.

Effective December 1, 2014, the following paragraphs shall be added under the heading/subheading “Management of the Funds – Investment Advisor/Portfolio Managers” in the No-Load Prospectus and the Class Z Prospectus:

The Forward Investment Grade Fixed-Income Fund is team managed and all investment decisions are made jointly by the team. The members of the team are:

Nathan J. Rowader. Mr. Rowader has been with Forward Management since September 2008 as Director of Investments. Mr. Rowader leads the investment team of the Forward Investment Grade Fixed-Income Fund. Prior to joining Forward Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of Accessor’s Investment Committee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader holds an MBA.

David Janec. Mr. Janec, Portfolio Manager, has been with Forward Management since September 2008. From 2007 to September 2008, Mr. Janec was a Junior Investment Analyst and Operations Analyst with Accessor Capital Management. From 2004 to 2006, Mr. Janec was an Operations Associate with E*Trade.

Cessation of Sub-Advisory Fee and Introduction of Expense Limits

Effective December 1, 2014, the Fund will no longer pay a sub-advisory fee of 0.25% (stated as a percentage of the Fund’s average daily net assets). In addition, effective December 1, 2014, Forward Management has agreed to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class, Institutional Class and Class Z shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.15%, 0.75%, and 0.65%, respectively, effective through April 30, 2016. Accordingly, effective December 1, 2014, the following changes are made:

The “Annual Fund Operating Expenses” table and the “Examples” table in the Fund’s “Fund Summary” section in the No-Load Summary Prospectus and the No-Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Investor Class	Institutional Class
Management Fee	0.25%	0.25%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	1.22%	1.07%
Acquired Fund Fees and Expenses	0.11%	0.11%
Total Annual Fund Operating Expenses	1.83%	1.43%
Fee Waiver and/or Expense Reimbursement(2)	-0.57%	-0.57%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.26%	0.86%

(1)	Restated to reflect current fees.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2016, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.15% and 0.75%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$128	$88
3 Years	$520	$396
5 Years	$937	$727
10 Years	$2,098	$1,662

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The “Annual Fund Operating Expenses” table and the “Examples” table in the Fund’s “Fund Summary” section in the Class Z Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Class Z
Management Fee	0.25%
Distribution (12b-1) Fees	N/A
Other Expenses	0.97%
Acquired Fund Fees and Expenses	0.11%
Total Annual Fund Operating Expenses	1.33%
Fee Waiver and/or Expense Reimbursement(2)	-0.57%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.76%

(1)	Restated to reflect current fees.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2016, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Class Z shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 0.65%. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Class Z shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

Class Z
1 Year	$78
3 Years	$365
5 Years	$674
10 Years	$1,550

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The information concerning the Fund and the management fee paid to the investment advisor and/or sub-advisor(s) of the Forward Funds on page 147-48 of the No-Load Prospectus and page 45 of the Class Z Prospectus shall be revised to read as follows:

Fund	Total Annual Advisory Fee (as a Percentage of Daily Net assets)	Annual Advisory Fee to Investment Advisor (as a Percentage of Daily Net Assets)	Annual Advisory Fee to Sub- Advisor (as a Percentage of Daily Net Assets)
Forward Investment Grade Fixed-Income Fund	0.25%	0.25%	N/A

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP INVT GRD FI 10012014

FORWARD FUNDS

Supplement dated October 1, 2014

to the

Forward Funds Statement of Additional Information (the “SAI”)

dated May 1, 2014, as supplemented

The following information applies to the Forward Investment Grade Fixed-Income Fund (the “Fund”) only:

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on September 15, 2014, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved, on behalf of the Fund effective December 1, 2014: (i) changes to the principal investment strategies and principal risks of the Fund; (ii) the termination of the Investment Sub-Advisory Agreement among Forward Management, LLC, the investment advisor (“Forward Management”), the Trust and Pacific Investment Management Company LLC (“PIMCO”); (iii) changes to the advisory arrangement of the Fund; and (iv) the introduction of expense limits for the Fund.

Change of Advisory Arrangement of the Fund

Effective December 1, 2014, all references in the SAI to PIMCO as the sub-advisor to the Fund and to Mohit Mital as the portfolio manager of the Fund shall be deleted.

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Effective December 1, 2014, the second paragraph under the heading/subheading titled “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Advisor” on page 15 of the SAI shall be replaced in its entirety with the following:

Forward Management directly manages the Forward Balanced Allocation Fund, Forward Growth Allocation Fund, Forward Growth & Income Allocation Fund, Forward Income Builder Fund, Forward Income & Growth Allocation Fund, and Forward Multi-Strategy Fund (each an “Allocation Fund” and collectively, the “Allocation Funds”), Forward Commodity Long/Short Strategy Fund, Forward Dynamic Income Fund, Forward Emerging Markets Fund, Forward Endurance Long/Short Fund, Forward Floating NAV Short Duration Fund, Forward Frontier Strategy Fund, Forward Global Dividend Fund, Forward Global Infrastructure Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Investment Grade Fixed-Income Fund, Forward Managed Futures Strategy Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Select Opportunity Fund, Forward Small Cap Equity Fund, Forward Tactical Enhanced Fund, Forward Total MarketPlus Fund, Forward U.S. Government Money Fund, and the cash portion of the Forward International Small Companies Fund (collectively, the “Forward Management Directly Advised Funds”). Forward Management has delegated to the Sub-Advisors the authority to manage each other Fund of the Trust.

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Effective December 1, 2014, the following changes shall be made under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Management and Sub-Advisory Agreements” on pages 16-22 of the SAI:

The second sentence of the first paragraph on page 18 shall be replaced in its entirety to read as follows:

The Sub-Advisor for the Forward High Yield Bond Fund is compensated directly by the Trust on behalf of the applicable Fund.

The first sentence of the paragraph on page 20 is revised to read as follows:

For the services provided pursuant to the Sub-Advisory Agreements with Forward Management, the Sub-Advisors for the Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward International Small Companies Fund (non-cash portion), and Forward Tactical Growth Fund are paid an annual fee from Forward Management; and the Sub-Advisor for the Forward High Yield Bond Fund is paid an annual fee from the Trust on behalf of the Fund.

The reference to the Fund in the table on page 20 concerning the sub-advisory fee rates is removed in its entirety.

The subheading on page 24 titled “Forward Credit Analysis Long/Short Fund and Forward Investment Grade Fixed-Income Fund” is revised to read:

Forward Credit Analysis Long/Short Fund

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Effective December 1, 2014, the following information regarding the other accounts managed by the portfolio managers of the Fund shall be added to the information under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers – Forward Management, LLC” in the SAI:

Forward Investment Grade Fixed-Income Fund

The Forward Investment Grade Fixed-Income Fund is team managed by Nathan J. Rowader, Director of Investments, and David Janec, Portfolio Manager. The tables below include details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. Rowader and Janec as of December 31, 2013:

Nathan J. Rowader

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	12	$522.9	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	0	$0.0	0	$0.0

David Janec

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	11	$446.1	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	0	$0.0	0	$0.0

The compensation of Messrs. Rowader and Janec consists of a fixed salary, bonus, and an equity-like participation in the value appreciation of Forward Management and in its profit distribution. The bonus payment is awarded based on revenue and portfolio performance relative to the applicable benchmarks for each product managed across 1-, 3- and 5-year periods.

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Effective December 1, 2014, the information concerning the portfolio managers ownership with respect to the Fund as contained in the table under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers” on pages 37-40 of the SAI shall be replaced to read as follows:

Information as of December 31, 2013 (except as otherwise noted)

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund*
Nathan J. Rowader**	Forward Investment Grade Fixed-Income Fund	A
David Janec**	Forward Investment Grade Fixed-Income Fund	C

*	Key to Dollar Ranges
**	Information as of August 31, 2014
A	None
B	$1—$10,000
C	$10,001—$50,000
D	$50,001—$100,000
E	$100,001—$500,000
F	$500,001—$1,000,000
G	Over $1,000,000

Cessation of Sub-Advisory Fee and Introduction of Expense Limits

Effective December 1, 2014, the Fund will no longer pay a sub-advisory fee of 0.25% (stated as a percentage of the Fund’s average daily net assets). In addition, effective December 1, 2014, Forward Management has agreed to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class, Institutional Class and Class Z shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.15%, 0.75%, and 0.65%, respectively, effective through April 30, 2016. Accordingly, effective December 1, 2014, the following changes are made:

The information concerning the investment sub-advisory fee paid by the Fund as contained in the table on page 20 of the SAI is deleted in entirety.

The following information concerning the expense limitation agreement with the Fund shall be added to the table on pages 20-22 of the SAI:

Fund	Class	End Date	Expense Limit
Forward Investment Grade Fixed-Income Fund	Investor Class	April 30, 2016	1.15%
Forward Investment Grade Fixed-Income Fund	Institutional Class	April 30, 2016	0.75%
Forward Investment Grade Fixed-Income Fund	Class Z	April 30, 2016	0.65%

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Please keep this supplement for future reference

SUPP INVT GRD FI SAI 10012014